4. License Agreements	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
4. License Agreement

NOTE 4 – LICENSE AGREEMENTS

Immunovative Therapies, Ltd.

On December 12, 2011, the Company entered into a License Agreement (the “License Agreement”) with Immunovative Therapies, Ltd., an Israeli Corporation (“ITL”), pursuant to which the Company received an immediate exclusive and worldwide license to commercialize all product candidates (the “Licensed Products”) based on ITL’s current and future patents and a patent in-licensed from the University of Arizona.  The license granted covers two experimental products for the treatment of cancer in clinical development called AlloStim TM and Allo Vaz TM (“Licensed Products”).

On January 8, 2013, the Company received from ITL, a notice by which ITL purported to terminate the License Agreement dated December 9, 2011 between the Company and ITL (the “ITL Notice”), along with alleged damages.  It is the Company’s position that ITL breached the License Agreement by delivering the ITL Notice and, that prior to the ITL Notice, the License Agreement was in full force and, on January 17, 2013 and that the Company had complied in all material respect with the License Agreement therefore the Company believes that there are no damages to ITL.  As such, on January 17, 2013, the Company filed a lawsuit against ITL, which included the request for various injunctive relief against ITL for damages stemming from this breach.  On February 19, 2013, the Company and ITL entered into a settlement agreement whereby the parties have agreed to the following: (1) the Company will submit a letter to the Court advising the Court that the parties have reached a settlement and that the Company is withdrawing its motion, (2) ITL will pay the Company $20,000, (3) ITL will issue to the Company, ITL’s share capital equivalent to 9% of the issued and outstanding shares of ITL, (4) the Company will change its name and (5) the settling parties agree that the license agreement will be terminated.  No value has been assigned to the ITL shares as they are deemed to be worthless.

Green Hygienics, Inc.

On May 31, 2013, the Company executed a licensing agreement with GHI (see Notes 1 and 6).  The Licensing Agreement with GHI will enable the Company, on an exclusive basis for North America, to market and sell 100% tree-free, bamboo-based, biodegradable, hospital grade wipes, as well as other similar products to commercial entities including medical facilities, schools, and more.  The Company paid $250,000 for the licensing rights and has issuable 4,347,826 shares of common stock of the Company to GHI whereas GHI’s parent company, GNIN has issuable the Company 625,000 shares of common stock of GNIN.  The terms of the Licensing Agreement provides the equal recognition of profits between the Company and GHI on the sales by the Company.